Shareholders equity - Other reserves (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of classes of share capital [line items]
Equity at beginning of period			R$ 43,952,173	R$ 32,415,575
Exchange rate variations on conversion of financial information of the subsidiaries abroad (2)	R$ (29,085)	R$ 7,256	(132,481)	(105,804)
Equity at end of period	49,851,513	43,271,305	49,851,513	43,271,305
Accumulated other comprehensive income
Disclosure of classes of share capital [line items]
Equity at beginning of period			888,669	1,348,796
Equity at end of period	R$ 763,531	R$ 945,642	R$ 763,531	R$ 945,642